Summary of Significant Accounting Policies (Details) - Schedule of Information About Receivables, Unbilled Receivables, Contract Acquisition Cost and Deferred Revenue from Customers
₨ in Millions, $ in Millions
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current assets
Accounts receivable, net	₨ 5,713	$ 69.5	₨ 6,041
Contract acquisition cost	17	0.2	16
Non-current assets
Unbilled receivable	289	3.5	253
Accounts receivable (net)	3,896	47.4	3,203
Contract acquisition cost	305	3.7	322
Current liabilities
Deferred revenue	308	3.7	230
Non-current liabilities
Deferred revenue	₨ 6,688	$ 81.4	₨ 5,417